Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	$ 252,025	$ 275,446	$ 175,019
Less: Accumulated depreciation	125,455	78,967	16,909
Total Fixed Assets, Net	126,570	196,479	158,110
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	121,901	123,708
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	23,874	23,874	$ 23,614
Manufacturing Tooling [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	97,288	97,288
Demo Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment Gross	$ 8,962	$ 30,576